Dividends - Summary of Dividends paid and Proposed (Parenthetical) (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2019 $ / shares shares
Disclosure of Dividends [line items]
Percentage of preferred share dividend rate		7.50%	7.50%	7.50%
Dividends paid		₨ 35,126	$ 508	₨ 39,506	₨ 36,244
Dividends Paid,Amount | ₨		105,534		92,887	126,083
Dividend Distribution Tax	[1],[2],[3]	₨ 14,370	$ 208	₨ 16,054	₨ 14,472
Par value of redeemable preference shares | (per share)		₨ 1		₨ 1		$ 1
Dividend one [member]
Disclosure of Dividends [line items]
Dividend per share		17.00		21.20	₨ 17.70
Dividend two [member]
Disclosure of Dividends [line items]
Dividend per share		₨ 1.85			₨ 1.75
Employee Stock Option Plan [member]
Disclosure of Dividends [line items]
Dividends Paid,Amount | ₨		₨ 255
Dividend Distribution Tax | ₨		₨ 52
Equity Shares | shares		14,998,802				14,998,802
Employee Stock Option Plan [member] | Dividend one [member]
Disclosure of Dividends [line items]
Dividend per share		₨ 17.00
Employee Stock Option Plan [member] | Dividend two [member]
Disclosure of Dividends [line items]
Dividend per share		1.85
Employee Stock Option Plan [member]
Disclosure of Dividends [line items]
Dividend per share				₨ 21.20
Interim dividends paid | ₨					₨ 77
Dividends paid | ₨				₨ 196
Dividend Distribution Tax | ₨				₨ 40	₨ 14
Equity Shares | shares				9,233,871	3,984,256
Employee Stock Option Plan [member] | Dividend one [member]
Disclosure of Dividends [line items]
Dividend per share					₨ 17.70
Employee Stock Option Plan [member] | Dividend two [member]
Disclosure of Dividends [line items]
Dividend per share					₨ 1.75
Redeemable preference shares [member]
Disclosure of Dividends [line items]
Par value of redeemable preference shares		₨ 10

[1]	An interim dividend of ₹ 21.20 per share was declared during the previous year ended March 31, 2018. This includes dividend of ₹ 196 million and dividend distribution tax of ₹ 40 million payable on 9,233,871 equity shares held by Vedanta Limited through ESOP trust for its stock options.
[2]	Two interim dividends of ₹ 1.75 and ₹ 17.70 per share were declared during the year ended March 31, 2017. This includes interim dividend of ₹ 77 million and dividend distribution tax of ₹ 14 million payable on 3,984,256 equity shares held by Vedanta Limited through ESOP trust for its stock options.
[3]	Two interim dividends of ₹ 17.00 and ₹ 1.85 per share were declared during the current year ended March 31, 2019. This includes interim dividend of ₹ 17.00 per share amounting to ₹ 255 million and dividend distribution tax of ₹ 52 million payable on 14,998,802 equity shares held by Vedanta Limited through ESOP trust for its stock options. The right to second interim dividend of ₹1.85 per share was waived by ESOP trust.